Shareholder's Equity (Details) (USD $)	12 Months Ended							12 Months Ended																					0 Months Ended		12 Months Ended
	Jan. 31, 2014		Jan. 31, 2013		Jan. 31, 2012		Jun. 04, 2010	Jan. 31, 2014 Restricted Stock And Performance Share Awards [Member]		Jan. 31, 2013 Restricted Stock And Performance Share Awards [Member]		Jan. 31, 2012 Restricted Stock And Performance Share Awards [Member]	Jan. 31, 2014 Restricted Stock And Performance Share Awards [Member] Minimum [Member]	Jan. 31, 2014 Restricted Stock And Performance Share Awards [Member] Maximum [Member]	Jan. 31, 2014 Restricted Stock [Member]	Jan. 31, 2013 Restricted Stock [Member]	Jan. 31, 2012 Restricted Stock [Member]	Jan. 31, 2014 Restricted Stock [Member] Minimum [Member]	Jan. 31, 2014 Restricted Stock [Member] Maximum [Member]	Jan. 31, 2014 Equity Option [Member]		Jan. 31, 2013 Equity Option [Member]		Jan. 31, 2012 Equity Option [Member]	Jan. 31, 2014 Colleague Share Ownership Plan [Member]	Jan. 31, 2014 Colleague Share Ownership Plan [Member] Minimum [Member]	Jan. 31, 2014 Colleague Share Ownership Plan [Member] Maximum [Member]	Jan. 31, 2014 Sharesave Plan [Member]	Jun. 06, 2013 2011 Share Repurchase Program [Member]	Jun. 06, 2013 2013 Share Repurchase Program [Member]	Jan. 31, 2014 2013 Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 388,000,000		$ 378,000,000		$ 355,000,000			$ 141,000,000		$ 152,000,000		$ 142,000,000			$ 224,000,000	$ 195,000,000	$ 184,000,000			$ 23,000,000		$ 31,000,000		$ 29,000,000
Tax Benefit Recognized from Share-Based Compensation	145,000,000		142,000,000		134,000,000
Shares Registered Under the Securities Exchange Act of 1933	49,000,000						210,000,000
Performance Awards Range													0.00%	150.00%
Performance Award Vesting Period													3 years	5 years				3 years	5 years	5 years						3 years	6 years	3 years
Restricted Stock Vesting Terms - Three Years															50.00%
Restricted Stock Vesting Terms - 5 Years	50.00%
Weighted Average Discount For Dividend Yield	10.30%		12.20%		11.70%
Stock Options Contract Terms	10 years
Colleague Share Ownership Plan Exercise Terms																									2 months			6 months
Sharesave Plan Grant Terms	80.00%
Restricted Stock Awards, Restricted Stock Rights and Stock Options Shares Outstanding								9,951,000	[1]	12,598,000	[1]				17,785,000	17,839,000				8,250,000	[2]	10,240,000	[2]
Restricted Stock Awards, Restricted Stock Rights and Stock Options Weighted Average Price per Share								$ 63.26	[1]	$ 57.37	[1]				$ 55.87	$ 49.79				$ 48.47	[2]	$ 47.58	[2]
Restricted Stock Awards, Restricted Stock Rights and Stock Options Shares Granted								3,688,000	[1]						5,095,000					1,846,000	[2]
Restricted Stock Awards, Restricted Stock Rights and Stock Options Granted - Weighted Average Price per Share								$ 76.05	[1]						$ 77.75					$ 56.63	[2]
Restricted Stock Awards, Restricted Stock Rights and Stock Options Shares Vested/Exercised								(2,445,000)	[1]						(3,998,000)					(3,421,000)	[2]
Restricted Stock Awards, Restricted Stock Rights and Stock Options Vested/Exercised								$ 55.31	[1]						$ 55.33					$ 48.88	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period								(3,890,000)	[1]						(1,151,000)					(415,000)	[2]
Restricted Stock Awards, Restricted Stock Rights and Stock Options Forfeited/Expired								$ 61.32	[1]						$ 60.38					$ 59.43	[2]
Stock Options Exercisable - Shares	3,119,000	[2]
Stock Options Exercisable - Weighted Average Price per Share	$ 48.45	[2]
Unrecognized Compensation Costs on Restricted Stock Awards, Restricted Stock Rights and Stock Options								200,000,000		497,000,000		26,000,000
Unrecognized Compensation Costs on Restricted Stock Awards, Restricted Stock Rights and Stock Options - Weighted Average Period								2 years		2 years 1 month 6 days		2 years 9 months 18 days
Weighted Average Remaining Life for Stock Options Outstanding	5 years 9 months 18 days
Weighted Average Remaining Life for Stock Options Exercisable			2 years 2 months 12 days
Aggregate Intrinsic Value of Stock Options Outstanding and Exercisable	209,000,000		82,000,000
Fair Value of Restricted Stock, Performance Share Awards and Restricted Stock Rights Vested								116,000,000		155,000,000		134,000,000			189,000,000	168,000,000	178,000,000
Fair Value of Stock Options Vested	16,000,000		33,000,000		50,000,000
Proceeds from Stock Options Exercised	108,000,000		320,000,000		420,000,000
Intrinsic Value of Stock Options Exercised	99,000,000		207,000,000		91,000,000
Fair Value of Stock Options Granted - Dividend Yield	2.50%	[3]	2.80%	[3]	2.90%	[3]
Fair Value of Stock Options Granted - Volatility	15.20%	[4]	16.20%	[4]	17.60%	[4]
Fair Value of Stock Options Granted - Risk-free Interest Rate	0.40%	[5]	0.60%	[5]	1.30%	[5]
Fair Value of Stock Options Granted - Expected Life in Years	3 years 3 months 18 days	[6]	3 years	[6]	3 years	[6]
Weighted Average Fair Value of Options Granted	$ 15.27		$ 10.57		$ 9.61
Share Repurchase Program, Authorized Amount																													15,000,000,000	15,000,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount																													712,000,000		11,300,000,000
Total Number of Shares Repurchased	89,100,000		113,200,000		115,300,000
Average Price Paid per Share	$ 74.99		$ 67.15		$ 54.64
Total Cash Paid for Share Repurchases	$ 6,683,000,000		$ 7,600,000,000		$ 6,298,000,000

[1]	Assumes payout rate at 100% for Performance Share Awards.
[2]	Includes stock option awards granted under the Plan, the CSOP and the Sharesave Plan.
[3]	Expected dividend yield is based on the anticipated dividends over the vesting period.
[4]	Expected volatility is based on historical volatility of the Company's stock.
[5]	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.
[6]	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.